REGULATORY MATTERS (Details) $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
REGULATORY MATTERS [Abstract]
Undivided profits		$ 77,800
Tier 1 capital to average assets [Abstract]
Capital conservation buffer		0.0250	0.0250
Components of regulatory capital [Abstract]
Total shareholders' equity		$ 389,522	$ 350,169	$ 338,994	$ 264,933
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes		10,024	(3,786)
Subordinated debt		39,281	0
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital	[1]	$ 455,072	$ 380,454
Actual, Ratio	[1]	0.1595	0.1374
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 228,214	$ 221,562
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0800	0.0800
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 379,395	$ 352,764
Actual, Ratio	[1]	0.1330	0.1274
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 171,161	$ 166,171
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0600	0.0600
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 341,095	$ 314,532
Actual, Ratio	[1]	0.1196	0.1136
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 128,370	$ 124,628
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0450	0.0450
Tier 1 capital to average assets [Abstract]
Tier 1 capital	[1]	$ 379,395	$ 352,764
Actual, Ratio	[1]	0.0915	0.1011
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 165,825	$ 139,632
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0400	0.0400
Components of regulatory capital [Abstract]
Total shareholders' equity		$ 389,522	$ 350,169
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes		(15,821)	(2,011)
Goodwill and other intangibles		(32,606)	(33,626)
Common equity tier 1 capital	[1]	341,095	314,532
Qualifying trust preferred securities		38,300	38,232
Tier 1 capital	[1]	379,395	352,764
Subordinated debt		40,000	0
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets		35,677	27,690
Total risk-based capital	[1]	455,072	380,454
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital	[1]	$ 401,005	$ 358,914
Actual, Ratio	[1]	0.1406	0.1296
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 228,111	$ 221,482
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0800	0.0800
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 285,139	$ 276,852
Minimum for Well-Capitalized Institutions, Ratio	[1]	0.1000	0.1000
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 365,343	$ 331,224
Actual, Ratio	[1]	0.1281	0.1196
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 171,083	$ 166,111
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0600	0.0600
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 228,111	$ 221,482
Minimum for Well-Capitalized Institutions, Ratio	[1]	0.0800	0.0800
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 365,343	$ 331,224
Actual, Ratio	[1]	0.1281	0.1196
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 128,312	$ 124,583
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0450	0.0450
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 185,340	$ 179,954
Minimum for Well-Capitalized Institutions, Ratio	[1]	0.0650	0.0650
Tier 1 capital to average assets [Abstract]
Tier 1 capital	[1]	$ 365,343	$ 331,224
Actual, Ratio	[1]	0.0881	0.0949
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 165,828	$ 139,615
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0400	0.0400
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 207,285	$ 174,519
Minimum for Well-Capitalized Institutions, Ratio	[1]	0.0500	0.0500
Components of regulatory capital [Abstract]
Total shareholders' equity		$ 413,770	$ 366,861
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes		(15,821)	(2,011)
Goodwill and other intangibles		(32,606)	(33,626)
Common equity tier 1 capital	[1]	365,343	331,224
Qualifying trust preferred securities		0	0
Tier 1 capital	[1]	365,343	331,224
Subordinated debt		0	0
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets		35,662	27,690
Total risk-based capital	[1]	$ 401,005	$ 358,914

[1]	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2020 and 2019.